Debt (Details) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended							12 Months Ended							12 Months Ended		1 Months Ended			1 Months Ended							12 Months Ended								12 Months Ended					1 Months Ended			1 Months Ended			12 Months Ended												12 Months Ended								12 Months Ended								12 Months Ended																		3 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended		3 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Parent item	Dec. 31, 2013 Canada Company item	Dec. 31, 2013 Credit Agreement	Aug. 07, 2013 Credit Agreement USD ($)	Dec. 31, 2012 Credit Agreement	Dec. 31, 2013 Credit Agreement CAD Canada Company	Dec. 31, 2013 Credit Agreement Minimum	Dec. 31, 2013 Credit Agreement Maximum	Dec. 31, 2012 Credit Agreement Maximum	Dec. 31, 2013 Revolving Credit Facility USD ($)	Dec. 31, 2012 Revolving Credit Facility USD ($)	Dec. 31, 2011 Revolving Credit Facility USD ($)	Aug. 07, 2013 Revolving Credit Facility USD ($)	Dec. 31, 2013 Revolving Credit Facility USD USD ($)	Dec. 31, 2013 Revolving Credit Facility EUR EUR (€)	Dec. 31, 2013 Revolving Credit Facility CAD	Dec. 31, 2013 Revolving Credit Facility Minimum	Dec. 31, 2013 Revolving Credit Facility Maximum	Dec. 31, 2012 Term Loan Facility USD ($)	Dec. 31, 2013 The 7 1/4% Notes USD ($)	Dec. 31, 2013 The 7 1/4% Notes GBP (£)	Dec. 31, 2012 The 7 1/4% Notes USD ($)	Dec. 31, 2011 The 7 1/4% Notes	Dec. 31, 2013 The 7 1/4% Notes Redemption date 2013	Dec. 31, 2013 The 7 1/4% Notes Redemption date 2014	Aug. 31, 2013 Senior Subordinated Subsidiary Notes CAD	Dec. 31, 2013 Senior Subordinated Subsidiary Notes	Dec. 31, 2012 Senior Subordinated Subsidiary Notes USD ($)	Aug. 31, 2013 The 8% Notes USD ($)	Dec. 31, 2013 The 8% Notes	Dec. 31, 2012 The 8% Notes USD ($)	Dec. 31, 2013 6 3/4% Notes USD ($)	Dec. 31, 2013 6 3/4% Notes EUR (€)	Dec. 31, 2012 6 3/4% Notes USD ($)	Dec. 31, 2011 6 3/4% Notes	Dec. 31, 2013 6 3/4% Notes Redemption date 2013	Dec. 31, 2013 6 3/4% Notes Redemption date 2014	Dec. 31, 2013 6 3/4% Notes Redemption date 2015	Dec. 31, 2013 6 3/4% Notes Redemption date 2016	Dec. 31, 2013 6 3/4% Notes Redemption date 2017	Dec. 31, 2013 6 3/4% Notes Redemption date 2018	Dec. 31, 2013 The 7 3/4% Notes USD ($)	Dec. 31, 2012 The 7 3/4% Notes USD ($)	Dec. 31, 2013 The 7 3/4% Notes Redemption date 2015	Dec. 31, 2013 The 7 3/4% Notes Redemption date 2016	Dec. 31, 2013 The 7 3/4% Notes Redemption date 2017	Dec. 31, 2013 The 7 3/4% Notes Redemption date 2018	Dec. 31, 2013 The 7 3/4% Notes Redemption date 2019	Aug. 31, 2013 The 8% Notes due 2020 USD ($)	Dec. 31, 2013 The 8% Notes due 2020	Dec. 31, 2012 The 8% Notes due 2020 USD ($)	Aug. 31, 2013 The 8 3/8% Notes USD ($)	Dec. 31, 2013 The 8 3/8% Notes USD ($)	Dec. 31, 2012 The 8 3/8% Notes USD ($)	Dec. 31, 2013 The 8 3/8% Notes Redemption date 2014	Dec. 31, 2013 The 8 3/8% Notes Redemption date 2015	Dec. 31, 2013 The 8 3/8% Notes Redemption date 2016	Dec. 31, 2013 The 8 3/8% Notes Redemption date 2017	Dec. 31, 2013 The 8 3/8% Notes Redemption date 2018	Dec. 31, 2013 The 8 3/8% Notes Redemption date 2019	Dec. 31, 2013 The 8 3/8% Notes Redemption date 2020	Dec. 31, 2013 The 8 3/8% Notes Redemption date 2021	Dec. 31, 2013 Senior Subsidiary Notes USD ($)	Dec. 31, 2013 Senior Subsidiary Notes CAD	Aug. 31, 2013 Senior Subsidiary Notes CAD	Dec. 31, 2012 Senior Subsidiary Notes	Dec. 31, 2013 Senior Subsidiary Notes Redemption date 2017	Dec. 31, 2013 Senior Subsidiary Notes Redemption date 2018	Dec. 31, 2013 Senior Subsidiary Notes Redemption date 2019	Dec. 31, 2013 Senior Subsidiary Notes Redemption date 2020	Dec. 31, 2013 Senior Subsidiary Notes Redemption date 2021	Dec. 31, 2013 6% Notes USD ($)	Aug. 31, 2013 6% Notes USD ($)	Dec. 31, 2012 6% Notes	Dec. 31, 2013 6% Notes Redemption date 2018	Dec. 31, 2013 6% Notes Redemption date 2019	Dec. 31, 2013 6% Notes Redemption date 2020	Dec. 31, 2013 6% Notes Redemption date 2021	Dec. 31, 2013 6% Notes Redemption date 2022	Dec. 31, 2013 6% Notes Redemption date 2023	Dec. 31, 2013 The 5 3/4% Notes USD ($)	Dec. 31, 2012 The 5 3/4% Notes USD ($)	Dec. 31, 2013 The 5 3/4% Notes Redemption date 2017	Dec. 31, 2013 The 5 3/4% Notes Redemption date 2018	Dec. 31, 2013 The 5 3/4% Notes Redemption date 2019	Dec. 31, 2013 The 5 3/4% Notes Redemption date 2020	Dec. 31, 2013 The 5 3/4% Notes Redemption date 2021	Dec. 31, 2013 The 5 3/4% Notes Redemption date 2022	Dec. 31, 2013 The 5 3/4% Notes Redemption date 2023	Dec. 31, 2013 The 5 3/4% Notes Redemption date 2024	Dec. 31, 2013 Real Estate Mortgages, Capital Leases and Other USD ($)	Dec. 31, 2012 Real Estate Mortgages, Capital Leases and Other USD ($)	Dec. 31, 2013 Real estate mortgages USD ($)	Dec. 31, 2012 Real estate mortgages USD ($)	Dec. 31, 2013 Real estate mortgages Minimum	Dec. 31, 2013 Real estate mortgages Maximum	Dec. 31, 2013 Capital lease obligations USD ($)	Dec. 31, 2012 Capital lease obligations USD ($)	Dec. 31, 2013 Other notes and obligations USD ($)	Dec. 31, 2012 Other notes and obligations USD ($)	Sep. 30, 2013 The CAD Senior Subordinated Subsidiary Notes, 8% Notes, 8% Notes due 2020 and 8.375% Notes USD ($)	Sep. 30, 2013 Revolving Credit Facility and Term Loan USD ($)	Jun. 30, 2011 Revolving Credit Facility and Term Loan USD ($)	Aug. 31, 2013 6% Notes and Senior Subsidiary Notes USD ($)	Jan. 31, 2011 The 7 3/4% notes due 2015 USD ($)	Mar. 31, 2011 The 7 3/4% notes due 2015 USD ($)	Aug. 31, 2012 The 6 5/8% Notes USD ($)	Aug. 31, 2012 The 8 3/4% Notes USD ($)	Sep. 30, 2012 The 6 5/8% Notes and 8 3/4% Notes USD ($)
Debt
Total Long-term Debt	$ 4,171,722	$ 3,825,003											$ 675,717	$ 55,500			$ 525,538	€ 40,715	100,000			$ 462,500	$ 247,808		$ 242,813						$ 175,875			$ 49,834	$ 350,272		$ 335,152								$ 400,000	$ 400,000								$ 300,000		$ 411,518	$ 548,518									$ 187,960									$ 600,000									$ 1,000,000	$ 1,000,000									$ 298,447	$ 254,811	$ 3,704	$ 4,305			$ 255,124	$ 235,826	$ 39,619	$ 14,680
Less Current Portion	(52,583)	(92,887)
Long-term Debt, Net of Current Portion	4,119,139	3,732,116
Fair Value													675,717	55,500								462,500	248,117		242,813						181,591			56,052	355,071		341,753								446,000	451,000								317,250		444,470	610,500									187,960									614,820									930,000	1,012,500									298,447	254,811
Stated interest rate (as a percent)																							7.25%	7.25%	7.25%	7.25%				7.50%	7.50%		8.00%	8.00%	6.75%	6.75%	6.75%	6.75%							7.75%	7.75%							8.00%	8.00%		8.375%	8.375%									6.125%	6.125%		6.125%						6.00%		6.00%							5.75%	5.75%													4.60%	7.00%
Weighted average interest rate (as a percent)																																																																																																				5.80%		14.30%
Capital stock of subsidiaries pledged to secure debt (as a percent)						66.00%			66.00%
Ownership in U.S. subsidiaries that are considered guarantor (as a percent)	100.00%
Maximum borrowing capacity																1,500,000
Optional expanded maximum borrowing capacity							2,000,000
Principal amount of notes																								150,000												255,000									400,000											412,500											200,000								600,000									1,000,000
Commitment fee (as a percent)																				0.30%	0.50%
Letters of credit outstanding													3,460
Period of earnings before interest, taxes, depreciation, amortization and rent expense (EBITDAR) for calculation of remaining borrowing capacity													12 months
Remaining amount available for borrowing under credit facility													820,823
Effective interest rate (as a percent)													2.70%							2.40%	4.50%
Commitment fees and letters of credit fees													3,167	2,306	2,123
Write-off of deferred financings costs																																																																																																									5,544	1,843
Debt covenants
Net total lease adjusted leverage ratio						5.0					6.5
Net secured debt lease adjusted leverage ratio						2.2					4.0
Bond leverage ratio, per indentures						5.1		5.3			6.5	6.5
Fixed charge coverage ratio						2.5				1.5
Number of series of senior subordinated or senior notes	7			6	1
Aggregate principal amount of public offering																																																																				200,000								600,000
Senior notes issued as a percent of par																																																																																																											100.00%
Net proceeds from sales of senior notes	782,307																																																																																																										782,307
Aggregate principal amount outstanding																													175,000			50,000																				300,000			137,500																																																					231,255		320,000	200,000
Redemption price (as a percent)																											100.00%	100.00%	102.50%			102.70%							101.125%	100.00%	100.00%	100.00%	100.00%	100.00%			103.875%	101.938%	100.00%	100.00%	100.00%	104.00%			109.80%			104.188%	102.792%	101.396%	100.00%	100.00%	100.00%	100.00%	100.00%					103.063%	101.531%	100.00%	100.00%	100.00%				103.00%	102.00%	101.00%	100.00%	100.00%	100.00%			102.875%	101.917%	100.958%	100.00%	100.00%	100.00%	100.00%	100.00%															100.00%		100.00%	102.90%
Early extinguishment of debt	$ (43,724)	$ (10,628)	$ (993)																																																																																																					$ (38,118)					$ 850			$ (10,628)